Additional Notes - Summary of Agreements Related to Proprietary Clinical Development (Details) - Jun. 01, 2010 € in Millions, $ in Millions	USD ($)	EUR (€)
Agreements related to Property [Line Items]
Additional Payments	$ 13.0	€ 10.5
Milestone payment	$ 65.5	€ 53.8